Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Payroll and welfare payable	$ 3,606	$ 1,789
VAT, and other taxes payable	2,551	2,336
Payables for office supply and utilities	547	458
Payables for purchase of property and equipment	50	52
Professional service fees	3,347	3,312
Payables for share purchase consideration	5,821
Payables for Samsung arbitration compensation	2,767
Others	308	178
Accrued expenses and other payables	$ 18,997	$ 8,125